RELATED PARTIES BALANCES AND TRANSACTIONS - Purchases from related parties (Details) - Related party	12 Months Ended
Sep. 30, 2022 USD ($)
RELATED PARTIES BALANCES AND TRANSACTIONS
Purchases	$ 137,645
Shanghai Youfu Network Co., Ltd
RELATED PARTIES BALANCES AND TRANSACTIONS
Purchases	$ 137,645